RELATED PARTY BALANCES AND TRANSACTIONS - RELATIONSHIP WITH THE COMPANY (Details)	12 Months Ended
Dec. 31, 2018
Mr. Wang Song
Related party balances and transactions
Relationship with the Company	The Co-Founder and Ex-director of the Company
Ms. Kou Xiaohong
Related party balances and transactions
Relationship with the Company	The Co-Founder and Ex-director of the Company